Stock-Based Compensation - Stock Option Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assumptions [Abstract]
Weighted-average risk-free interest rate	1.65%	2.13%
Expected term in years	6 years 1 month 6 days	5 years 10 months 24 days
Weighted-average expected volatility	43.00%	41.00%
Expected dividends	0.00%	0.00%